Document and Entity Information	Oct. 26, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 26, 2023, Primis Financial Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report its financial results for the third quarter of 2023 within a press release (the “Original Press Release”) furnished as Exhibit 99.1 in the Original Report. The Original Report also included presentation materials (the “Original Investor Presentation”) furnished as Exhibit 99.2 in the Original Report that the Company prepared for use in presentations about the Company’s operations and performance.The Company is filing this Current Report on Form 8-K/A as Amendment No. 1 (this “Amendment”) to the Original Report to include the Company’s amended earnings release (the “Amended Press Release”) in its Item 2.02 disclosure and the Company’s amended presentation materials (the “Amended Investor Presentation”) in its Item 7.01 disclosure. The Amended Press Release and the Amended Investor Presentation replace the Original Press Release and the Original Investor Presentation, respectively, in their entirety. This Amendment does not amend, modify, or supplement the Original Report in any other respect.
Document Period End Date	Oct. 26, 2023
Entity Registrant Name	Primis Financial Corp.
Entity Central Index Key	0001325670
Entity Emerging Growth Company	false
Entity File Number	001-33037
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	20-1417448
Entity Address, Address Line One	1676 International Drive, Suite 900
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22101
City Area Code	703
Local Phone Number	893-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK
Trading Symbol	FRST
Security Exchange Name	NASDAQ